Accounting policies Accounting Policies - Consolidated statement of cash flows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Accounting Policies Abstract [Abstract]
Interest received	€ 43,953	€ 55,269	€ 50,685
Interest paid	€ 13,690	€ 20,671	€ 19,927